PATENTS AND TRADEMARK	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and Trademark
NOTE 4 – PATENTS AND TRADEMARK

The current patent portfolio consists of ten granted patents and six applications pending. Accordingly, costs associated with the registration and legal defense of these patents have been capitalized and are amortized on a straight-line basis over the estimated lives of the patents which were determined to be 17 to 20 years. The trademark is also being amortized on a straight-line basis over its estimated useful life of 20 years. During the years ended December 31, 2015 and 2014, the Company capitalized $100 of patent costs and trademarks. Amortization expense for patents and trademarks was $16,813 and $13,109 for the years ended December 31, 2015 and 2014.

On March 30, 2015, the Company was advised by the United States Patent and Trademark Office (“USPTO”) that its petition for an unintentional delayed payment for an unpaid maintenance fee to reinstate its patent was granted by the USPTO. The patent, for a counterfeiting ink detection system, was granted on November 2, 2004.